CONVERTIBLE NOTES PAYABLE - Crown Bridge Partners (Details) - USD ($)	Sep. 30, 2015	Jun. 04, 2015	May. 26, 2015	May. 22, 2015	Apr. 14, 2015
CONVERTIBLE NOTES PAYABLE - Crown Bridge Partners
Company issued Crown Bridge Partners convertible promissory notes in the principal amount		$ 10,000	$ 10,000	$ 48,500	$ 60,000
Crown Bridge Partners note bears interest at a rate per annum				5.00%	5.00%
Crown Bridge Partners note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		52.00%	52.00%	52.00%	52.00%
CBP converted principal into shares of common stock.	$ 50,000
CBP converted principal of note into an aggregate of shares of common stock.	5,033,506